OTHER FINANCIAL LIABILITIES (Details) - Schedule of hedging instruments - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Cross currency swaps (CCS) [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of hedging instruments [Line Items]
Fair values of net assets/ (liabilities)	[1]		$ (22,662)
Interest rate swaps [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of hedging instruments [Line Items]
Fair values of net assets/ (liabilities)	[2]	(2,734)	2,618
Fuel options [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of hedging instruments [Line Items]
Fair values of net assets/ (liabilities)	[3]	1,296	48,542
Currency options CLP/US$
OTHER FINANCIAL LIABILITIES (Details) - Schedule of hedging instruments [Line Items]
Fair values of net assets/ (liabilities)	[4]		$ (41)

[1]	Covers the significant variations in cash flows associated with market risk implicit in the changes in the 3-month LIBOR interest rate and the exchange rate US$/UF of bank loans. These contracts are recorded as cash flow hedges and fair value.
[2]	Covers the significant variations in cash flows associated with market risk implicit in the increases in the 3 months LIBOR interest rates for long-term loans incurred in the acquisition of aircraft and bank loans. These contracts are recorded as cash flow hedges.
[3]	Covers significant variations in cash flows associated with market risk implicit in the changes in the price of future fuel purchases. These contracts are recorded as cash flow hedges.
[4]	They cover the exposure to foreign exchange risk of operating cash flows, mainly caused by the fluctuation of the CLP/US$, R$/US$, US$/EUR and US$/GBP exchange rate. These contracts are registered as cash flow hedge contracts.